Statements of Operations - USD ($)	1 Months Ended	2 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 01, 2022	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
General and administrative expenses			$ 842,856	$ 111,045				$ 922,230	$ 1,802
Franchise taxes								170,632
Loss from operations			(842,856)	(111,045)				(1,092,862)	(1,802)
Other income (expenses):
Investment income on trust account			884,940	15,739				1,182,073
Total other income			884,940	15,739				1,182,073
Taxes:
Income tax expense			185,837					215,000
Net Loss	$ (91,580)	$ (3,727)	$ (143,753)	$ (95,306)	$ (122,062)	$ (30,483)	$ (125,789)	$ (125,789)	$ (1,802)
Redeemable common shares
Taxes:
Weighted average common shares outstanding, basic			8,050,000	2,749,444				6,743,014
Weighted average common shares outstanding, diluted			8,050,000	2,749,444				6,743,014
Basic net income (loss) per share			$ (0.001)	$ 0.22				$ 0.12
Diluted net income (loss) per share			$ (0.001)	$ 0.22				$ 0.12
Non-redeemable common shares
Taxes:
Weighted average common shares outstanding, basic			2,107,750	1,843,942				2,042,701
Weighted average common shares outstanding, diluted			2,107,750	1,843,942				2,042,701
Basic net income (loss) per share			$ (0.06)	$ (0.38)				$ (0.46)
Diluted net income (loss) per share			$ (0.06)	$ (0.38)				$ (0.46)